Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets allocated [Abstract]
Contracted concessional assets	$ 8,549,181	$ 9,084,270
Investments carried under the equity method	53,419	55,784	$ 55,009
Current financial investments	240,834	210,138
Cash and cash equivalents (project companies)	631,542	669,387	594,811	$ 514,712
Total assets	9,919,031	10,492,339
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,091,114	5,475,208	5,330,467
Grants and other liabilities	1,658,126	1,636,060
Long-term and short-term corporate debt	684,073	643,083
Total liabilities	8,162,919	8,596,886
Equity	1,756,112	1,895,453	$ 1,959,111	$ 2,023,501
Total liabilities and equity	9,919,031	10,492,339
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,453,652	3,770,169
Investments carried under the equity method	0	0
Current financial investments	147,213	116,451
Cash and cash equivalents (project companies)	195,678	149,236
Total assets	3,796,543	4,035,856
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,725,961	1,821,102
Grants and other liabilities	1,527,724	1,593,048
Total liabilities	3,253,685	3,414,150
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,210,624	1,100,778
Investments carried under the equity method	0	0
Current financial investments	61,959	59,831
Cash and cash equivalents (project companies)	41,316	42,548
Total assets	1,313,899	1,203,157
Liabilities allocated [Abstract]
Long-term and short-term project debt	900,801	876,063
Grants and other liabilities	7,550	810
Total liabilities	908,351	876,873
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,884,905	4,213,323
Investments carried under the equity method	53,419	55,784
Current financial investments	30,080	31,263
Cash and cash equivalents (project companies)	287,456	329,078
Total assets	4,255,860	4,629,448
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,464,352	2,778,043
Grants and other liabilities	122,852	42,202
Total liabilities	2,587,204	2,820,245
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,549,181	9,084,270
Investments carried under the equity method	53,419	55,784
Current financial investments	239,252	207,545
Cash and cash equivalents (project companies)	524,450	520,862
Total assets	9,366,302	9,868,461
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,091,114	5,475,208
Grants and other liabilities	1,658,126	1,636,060
Total liabilities	6,749,240	7,111,268
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	188,736	210,378
Other current assets (including cash and cash equivalents at holding company level)	363,993	413,500
Total assets	552,729	623,878
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	684,073	643,083
Other non-current liabilities	523,827	657,345
Other current liabilities	205,779	185,190
Total liabilities	1,413,679	1,485,618
Equity	1,756,112	1,895,453
Total liabilities and equity	$ 3,169,791	$ 3,381,071